OTHER CURRENT AND NON-CURRENT ASSETS	12 Months Ended
Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
OTHER CURRENT AND NON-CURRENT ASSETS

8.OTHER CURRENT AND NON-CURRENT ASSETS

	As at	As at
(a) Other current assets	March 31, 2021	March 31, 2020
Prepaid expenses and deposits	$58,532	$55,972
Customer acquisition costs (a)	45,681	77,939
Green certificates	61,467	63,728
Gas delivered in excess of consumption	649	2,393
Inventory	3,391	3,238
	$169,720	$203,270

	As at	As at
(b) Other non-current assets	March 31, 2021	March 31, 2020
Customer acquisition costs (a)	$27,318	$43,686
Other long-term assets	7,944	12,764
	$35,262	$56,450

(a) Amortization of $88.5 million is charged to selling commission expense in the Consolidated Statement of Loss.